Trade and Other receivables - Summary of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 451	€ 156
Advance deposits	260	149
Net Investment in Lease	261	253
Total Trade and Other receivables	972	558
Current Grant receivables (RCAs)	272	693
Current Grant receivables (Others)	569	993
Total Current Grant receivables	841	1,686
Prepaid expenses	364	646
VAT receivable	430	356
Income and other tax receivables	140	251
Total Other current assets	934	1,253
Total Trade receivables, advances and other current assets	€ 2,747	€ 3,497